FINANCIAL RISK MANAGEMENT ACTIVITIES - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities	$ 0	$ 0		$ 15
Trade and other payables	1,001	957		772
Bank overdraft	23	28	[1],[2]	9	[1],[2]
Borrowings	2,044	1,984		2,239		$ 1,983
Lease liabilities	214	141		171		$ 186
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	751	727		560
Bank overdraft	23	28		9
Borrowings	2,614	2,614		3,004
Lease liabilities	275	169		187
Financial guarantee contract	18
Financial liabilities	3,681	3,538		3,775
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	19	83		207
Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	751	727		560
Bank overdraft	23	28		9
Borrowings	108	157		312
Lease liabilities	74	85		75
Financial guarantee contract	18
Financial liabilities	974	997		971
Between one and two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	0		65
Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0	0		0
Bank overdraft	0	0		0
Borrowings	106	82		160
Lease liabilities	44	35		65
Financial guarantee contract	0
Financial liabilities	150	117		225
Between two and five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	1,732	918		985
Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0	0		0
Bank overdraft	0	0		0
Borrowings	1,915	1,144		1,255
Lease liabilities	86	27		18
Financial guarantee contract	0
Financial liabilities	2,001	1,171		1,273
After ten years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	293	983		982
After ten years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0	0		0
Bank overdraft	0	0		0
Borrowings	485	1,231		1,277
Lease liabilities	71	22		29
Financial guarantee contract	0
Financial liabilities	$ 556	$ 1,253		1,306
Oil forward contracts | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities				15
Oil forward contracts | Within one year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities				15
Oil forward contracts | Between one and two years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities				0
Oil forward contracts | Between two and five years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities				0
Oil forward contracts | After ten years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities				$ 0

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.